ACCOUNTS RECEIVABLE, NET (Details Narrative) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Allowance for credit losses	¥ 32,371	¥ 52,845	¥ 293